Quarterly Holdings Report
for
Fidelity Simplicity RMD 2025 Fund℠
October 31, 2024
R98-NPRT1-1224
1.9895843.105
Bond Funds - 42.9%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	7,338	71,550
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	132,106	1,013,252
Fidelity Series Emerging Markets Debt Fund (a)	7,167	57,267
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	1,821	16,736
Fidelity Series Floating Rate High Income Fund (a)	1,194	10,731
Fidelity Series High Income Fund (a)	6,696	57,984
Fidelity Series International Credit Fund (a)	372	3,097
Fidelity Series International Developed Markets Bond Index Fund (a)	48,189	422,138
Fidelity Series Investment Grade Bond Fund (a)	219,268	2,194,876
Fidelity Series Long-Term Treasury Bond Index Fund (a)	122,053	677,393
Fidelity Series Real Estate Income Fund (a)	1,057	10,615
TOTAL BOND FUNDS (Cost $5,045,066)		4,535,639

Domestic Equity Funds - 29.3%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (a)	8,624	110,726
Fidelity Series Blue Chip Growth Fund (a)	16,956	310,965
Fidelity Series Commodity Strategy Fund (a)	280	24,429
Fidelity Series Growth Company Fund (a)	22,516	566,289
Fidelity Series Intrinsic Opportunities Fund (a)	8,928	98,657
Fidelity Series Large Cap Stock Fund (a)	24,351	561,288
Fidelity Series Large Cap Value Index Fund (a)	10,041	170,201
Fidelity Series Opportunistic Insights Fund (a)	13,680	339,407
Fidelity Series Small Cap Core Fund (a)	1,162	14,133
Fidelity Series Small Cap Discovery Fund (a)	4,641	52,398
Fidelity Series Small Cap Opportunities Fund (a)	8,517	126,738
Fidelity Series Stock Selector Large Cap Value Fund (a)	25,230	380,217
Fidelity Series Value Discovery Fund (a)	21,266	349,610
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,325,739)		3,105,058

International Equity Funds - 27.8%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	12,092	195,771
Fidelity Series Emerging Markets Fund (a)	22,229	208,513
Fidelity Series Emerging Markets Opportunities Fund (a)	43,067	834,631
Fidelity Series International Growth Fund (a)	28,099	518,146
Fidelity Series International Small Cap Fund (a)	8,543	152,406
Fidelity Series International Value Fund (a)	40,351	519,721
Fidelity Series Overseas Fund (a)	36,740	516,571
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,520,388)		2,945,759

Money Market Funds - 0.1%
	Yield (%)	Shares	Value ($)
Fidelity Series Government Money Market Fund (a)(b) (Cost $8,681)	4.91	8,681	8,681

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $9,899,874)	10,595,137
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(5,657)
NET ASSETS - 100.0%	10,589,480

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	79,003	7,743	424	21	269	71,550
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1,085,028	55,655	117,302	8,357	(11,639)	1,510	1,013,252
Fidelity Series All-Sector Equity Fund	121,356	3,355	18,705	-	2,210	2,510	110,726
Fidelity Series Blue Chip Growth Fund	341,450	36,727	54,597	29,149	241	(12,856)	310,965
Fidelity Series Canada Fund	203,840	8,978	22,636	-	2,083	3,506	195,771
Fidelity Series Commodity Strategy Fund	99,397	2,587	75,179	2,536	(24,097)	21,721	24,429
Fidelity Series Emerging Markets Debt Fund	62,410	1,413	7,244	597	(401)	1,089	57,267
Fidelity Series Emerging Markets Debt Local Currency Fund	18,711	31	2,328	-	(187)	509	16,736
Fidelity Series Emerging Markets Fund	223,462	10,780	31,108	-	789	4,590	208,513
Fidelity Series Emerging Markets Opportunities Fund	894,946	45,477	134,203	-	(251)	28,662	834,631
Fidelity Series Floating Rate High Income Fund	11,697	649	1,629	265	8	6	10,731
Fidelity Series Government Money Market Fund	-	8,681	-	-	-	-	8,681
Fidelity Series Growth Company Fund	641,317	2,543	103,938	-	12,130	14,237	566,289
Fidelity Series High Income Fund	63,499	1,342	7,822	986	(228)	1,193	57,984
Fidelity Series International Credit Fund	3,030	27	-	27	-	40	3,097
Fidelity Series International Developed Markets Bond Index Fund	456,132	11,637	49,400	1,711	(1,460)	5,229	422,138
Fidelity Series International Growth Fund	575,616	18,944	74,532	-	4,464	(6,346)	518,146
Fidelity Series International Small Cap Fund	176,961	1,796	23,867	-	(323)	(2,161)	152,406
Fidelity Series International Value Fund	572,208	21,398	65,214	-	7,580	(16,251)	519,721
Fidelity Series Intrinsic Opportunities Fund	116,720	10,286	17,842	8,065	(4,632)	(5,875)	98,657
Fidelity Series Investment Grade Bond Fund	2,521,548	79,652	393,299	26,250	(47,020)	33,995	2,194,876
Fidelity Series Large Cap Stock Fund	604,118	50,110	89,357	30,802	9,087	(12,670)	561,288
Fidelity Series Large Cap Value Index Fund	184,882	3,993	24,056	-	3,347	2,035	170,201
Fidelity Series Long-Term Treasury Bond Index Fund	758,956	26,119	94,180	6,361	(14,248)	746	677,393
Fidelity Series Opportunistic Insights Fund	378,172	2,434	62,363	-	8,886	12,278	339,407
Fidelity Series Overseas Fund	571,478	26,980	68,585	-	5,889	(19,191)	516,571
Fidelity Series Real Estate Income Fund	11,632	255	1,477	176	-	205	10,615
Fidelity Series Small Cap Core Fund	18,225	29	3,807	-	291	(605)	14,133
Fidelity Series Small Cap Discovery Fund	49,218	12,100	6,347	-	22	(2,595)	52,398
Fidelity Series Small Cap Opportunities Fund	185,804	15,513	60,095	12,769	4,816	(19,300)	126,738
Fidelity Series Stock Selector Large Cap Value Fund	412,423	10,481	59,470	-	6,397	10,386	380,217
Fidelity Series Value Discovery Fund	367,732	26,359	52,354	-	760	7,113	349,610
	11,731,968	575,334	1,730,679	128,475	(35,465)	53,979	10,595,137

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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